AST BOND PORTFOLIO 2035
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value
Long-Term Investment — 94.8%
Affiliated Mutual Fund
Fixed Income
AST Target Maturity Central Portfolio*	514,018	$5,762,143
(cost $5,227,561)

Short-Term Investment — 0.6%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $38,474)	38,474	38,474

TOTAL INVESTMENTS—95.4% (cost $5,266,035)(wa)		5,800,617

Other assets in excess of liabilities(z) — 4.6%		280,290

Net Assets — 100.0%		$6,080,907

*	Non-income producing security.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at March 31, 2026:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
74	10 Year U.S. Ultra Treasury Notes	Jun. 2026	$8,400,157	$(168,643)
Short Positions:
7	2 Year U.S. Treasury Notes	Jun. 2026	1,452,117	8,326
22	5 Year U.S. Treasury Notes	Jun. 2026	2,379,953	28,256
19	10 Year U.S. Treasury Notes	Jun. 2026	2,109,891	36,217
7	20 Year U.S. Treasury Bonds	Jun. 2026	797,125	21,357
4	30 Year U.S. Ultra Treasury Bonds	Jun. 2026	466,250	14,291
				108,447
				$(60,196)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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